                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end:  6/30/03
                        -----------

Date of reporting period:  6/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Fund Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2003

       This discussion reflects the portfolio management team's views of the performance of Van Kampen Tax Free Money Fund. Michael Bird, portfolio manager, is a current member of the team.(1)

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The municipal bond market was dominated by the effects of steadily falling interest rates over the course of the period. Concerned about the faltering U.S. economy, the Federal Reserve Bank (the "Fed") cut interest rates several times and brought benchmark Treasury rates to their lowest levels in decades.

       Geopolitical concerns around the war in Iraq and terrorism also contributed to volatility, though the tension in the market was somewhat eased by the conclusion of the initial combat phase of the war.

       The slow economy had a significant impact on cash-strapped states, many of which experienced serious credit deterioration in their general obligations. Budget problems and low financing costs led state and local municipalities to bring record levels of issuance to the market in 2002, with volume in the first half of 2003 even higher than the same period in 2002.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.      --  The fund generated a total return of 0.54 percent for the 12 months ended June 30, 2003.

        --  The fund's seven-day current yield was 0.46 percent.

       The yield reflects the current earnings of the fund more closely than the total return calculation. Total return assumes reinvestment of all distributions. Past performance is no guarantee of future results.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY THEMES.

A. Our expectations for the economy shifted from anticipation of rising interest rates at the beginning of the period to concern over the health of the economy and the ongoing decline in interest rates by year-end. This led us to slightly extend the fund's duration in order to lock in more attractive yields farther out along the yield curve. In a similar vein, we shifted assets from variable-rate securities vulnerable to changing interest rates into fixed-rate securities in an effort to help the

(1)Team members may change at any time without notice.

       fund better weather a prolonged low interest-rate environment. The maturities of those fixed-rate securities have been laddered over the course of the next several months so that if rates do rise sooner than expected, the fund would be able to invest the proceeds from those maturities back into variable-rate securities.

       The fund's relatively small asset base (compared to its peers) gives it a significant advantage by allowing it to take meaningful positions in small issues that most funds are too large to buy. These bonds tend to offer above-average yields because of their ineligibility for larger funds. We capitalized on this advantage during the period by purchasing a small block of high-quality Wichita, Kansas sales tax general obligations at attractive yields.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. The uncertain state of the economy may well keep interest rates low over the near term. That said, we will continue to watch the market for signs of improving economic activity and focus on finding high-quality, liquid securities to selectively add to the portfolio.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                   DISCOUNT
                                                                   YIELD ON
PAR                                                                 DATE OF
AMOUNT                                                 MATURITY   PURCHASE OR    AMORTIZED
(000)     DESCRIPTION                                    DATE     COUPON RATE      COST
          MUNICIPAL BONDS  99.5%
          7 DAY FLOATERS  49.4%
$  500    Florida Gulf Coast Univ Fndtn Ser A (LOC:
          Wachovia Bank)............................   07/03/03      1.100%     $   500,000
 1,500    Floyd Cnty, GA Dev Auth Rev Berry College
          Inc Proj (LOC: SunTrust Bank).............   07/02/03      1.000        1,500,000
 1,000    Franklin Cnty, TN Hlth & Ed Fac Univ of
          the South (LOC: SunTrust Bank)............   07/02/03      1.000        1,000,000
 1,000    Fulton Cnty, GA Dev Auth Rev Pace Academy
          Inc Proj (LOC: Bank of America)...........   07/03/03      1.000        1,000,000
 1,000    Gibson Cnty, IN Pollun Ctl Rev Toyota Mtr
          Mfg Proj Ser A............................   07/02/03      1.020        1,000,000
   500    Illinois Dev Fin Auth Rev Roosevelt Univ
          Proj (LOC: American Natl Bank & Trust of
          Chicago)..................................   07/02/03      1.050          500,000
 1,000    Illinois Dev Fin Auth Rev Roosevelt Univ
          Ser 1995 (LOC: American Natl Bank & Trust
          of Chicago)...............................   07/02/03      1.050        1,000,000
 1,500    Indiana St Edl Facs Auth Rev Marian
          College Proj (LOC: Bank One)..............   07/03/03      0.950        1,500,000
 1,535    Loudoun Cnty, VA Indl Dev Auth Falcons
          Landing Proj Rfdg (LOC: Bank of
          Scotland).................................   07/02/03      0.950        1,535,000
 1,000    Louisiana Loc Govt Envir Fac Cmnty Dev
          Auth Rev Shreveport Indpt (MBIA Insd).....   07/03/03      1.100        1,000,000
 1,500    North Miami, FL Ed Fac Rev Miami Cntry Day
          Sch Proj (LOC: Bank of America)...........   07/03/03      1.050        1,500,000
   765    Quad Cities, IL Regl Econ Dev Auth Indl
          Dev Rev Seaberg Inds Inc Proj (LOC: Wells
          Fargo Bank)...............................   07/03/03      1.200          765,000
 1,500    Rhode Island St Student Ln Auth Ser 2
          (LOC: State Street Bank & Trust Co.)......   07/02/03      1.030        1,500,000
 1,500    Washington St Hsg Fin Comm Multi-Family
          Mtg Rev (LOC: Harris Trust & Savings
          Bank).....................................   07/01/03      1.050        1,500,000
                                                                                -----------
          TOTAL 7 DAY FLOATERS (b)..................                             15,800,000
                                                                                -----------

 4                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003

                                                                   DISCOUNT
                                                                   YIELD ON
PAR                                                                 DATE OF
AMOUNT                                                 MATURITY   PURCHASE OR    AMORTIZED
(000)     DESCRIPTION                                    DATE     COUPON RATE      COST
          DAILY VARIABLE RATE SECURITIES  15.1%
$  250    Delaware Cnty, PA Indl Dev Auth Dates
          United Parcel Svc Proj....................   07/01/03      0.860%     $   250,000
 1,200    Farmington, NM Pollutn Ctl Rev AZ Pub Svc
          Co Ser B Rfdg (LOC: Barclays Bank)........   07/01/03      0.900        1,200,000
 1,385    Iowa Fin Auth Rev Burlington Med Ctr (FSA
          Insd).....................................   07/01/03      1.050        1,385,000
 1,000    Jackson Cnty, MS Port Fac Rev Chevron USA
          Inc. Proj.................................   07/01/03      0.950        1,000,000
   800    New York, NY Ser B (FGIC Insd)............   07/01/03      0.950          800,000
   200    Uinta Cnty, WY Pollutn Ctl Rev Chevron USA
          Inc. Proj.................................   07/01/03      0.900          200,000
                                                                                -----------
          TOTAL DAILY VARIABLE RATE SECURITIES
          (b).......................................                              4,835,000
                                                                                -----------

          BONDS/NOTES  35.0%
   300    Albuquerque, NM Met Arroyo Flood Ctrl
          Auth......................................   08/01/03      2.000          300,229
 1,000    Austin, TX Wtr & Wastewtr Ser A Rfdg
          (AMBAC Insd)..............................   11/15/03      4.000        1,011,109
   515    Cobb Cnty, GA Solid Waste Mgmt Auth.......   01/01/04      6.000          527,014
   400    College Charleston SC Higher Ed Ser D
          (MBIA Insd)...............................   04/01/04      2.000          402,825
 1,360    Columbia Boro, PA Sch Dist (FGIC Insd)....   08/15/03      4.550        1,365,703
   200    Georgia St Ser A..........................   07/01/03      4.100          200,000
 1,480    Hamilton Cnty, IN Pub Bldg Corp First Mtg
          Rfdg (AMBAC Insd).........................   07/20/03      3.500        1,481,523
   350    Illinois Dev Fin Auth Rev Bradley Univ
          Proj (AMBAC Insd).........................   08/01/03      4.450          350,956
   285    Kentucky Econ Dev Fin Auth Med Ctr Rev &
          Impt Ashland Hosp Corp Rfdg (FSA Insd)....   02/01/04      5.000          291,533
 1,025    Midwest City, OK (FGIC Insd)..............   02/01/04      5.000        1,049,106
   400    Milwaukee, WI Met Sew Dist Ser A..........   10/01/03      6.125          405,103
   700    Mississippi St Cap Impts Issue Ser I......   11/01/03      5.000          709,107
   365    Morehead St Univ KY Univ Rev Hsg & Dining
          Rfdg (AMBAC Insd).........................   11/01/03      3.000          367,463
   265    Northern Wells, IN Cmnty Sch Bldg First
          Mtg Rfdg..................................   01/10/04      2.000          266,122
   640    Ohio St Higher Ed Ser B...................   11/01/03      3.000          644,078

See Notes to Financial Statements                                              5

YOUR FUND'S INVESTMENTS

June 30, 2003

                                                                   DISCOUNT
                                                                   YIELD ON
PAR                                                                 DATE OF
AMOUNT                                                 MATURITY   PURCHASE OR    AMORTIZED
(000)     DESCRIPTION                                    DATE     COUPON RATE      COST
          BONDS/NOTES (CONTINUED)
$1,500    Texas St Tax & Rev Antic Nts..............   08/29/03      2.750%     $ 1,503,106
   300    Wichita, KS Sales Tax.....................   04/01/04      4.000          306,253
                                                                                -----------
          TOTAL BONDS/NOTES  35.0%..................                             11,181,230
                                                                                -----------
TOTAL INVESTMENTS  99.5% (a).................................................    31,816,230
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%..................................       167,773
                                                                                -----------

NET ASSETS  100.0%...........................................................   $31,984,003
                                                                                ===========

(a) At June 30, 2003, cost is identical for both book and federal income tax purposes.

(b) Securities include a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date. The maturity date shown represents the next reset date.

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

 6                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $31,816,230
Cash........................................................       38,826
Receivables:
  Interest..................................................      238,505
  Fund Shares Sold..........................................       22,288
Other.......................................................       92,514
                                                              -----------
    Total Assets............................................   32,208,363
                                                              -----------
LIABILITIES:
Payables:
  Distributor and Affiliates................................       22,814
  Fund Shares Repurchased...................................       15,025
  Income Distributions......................................        2,531
Trustees' Deferred Compensation and Retirement Plans........      136,810
Accrued Expenses............................................       47,180
                                                              -----------
    Total Liabilities.......................................      224,360
                                                              -----------
NET ASSETS..................................................  $31,984,003
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $31,983,662
Accumulated Undistributed Net Investment Income.............        1,239
Accumulated Net Realized Loss...............................         (898)
                                                              -----------
NET ASSETS
(Equivalent to $1.00 per share for 32,001,914 shares
  outstanding)..............................................  $31,984,003
                                                              ===========

See Notes to Financial Statements                                              7

Statement of Operations
For the Year Ended June 30, 2003

INVESTMENT INCOME:
Interest....................................................  $447,939
                                                              --------
EXPENSES:
Investment Advisory Fee.....................................   170,936
Distribution (12b-1) and Service Fees.......................    84,962
Shareholder Services........................................    48,222
Shareholder Reports.........................................    30,015
Registration and Filing Fees................................    21,822
Trustees' Fees and Related Expenses.........................    20,766
Legal.......................................................    11,409
Custody.....................................................     5,734
Other.......................................................    42,083
                                                              --------
    Total Expenses..........................................   435,949
    Investment Advisory Fee Reduction.......................   170,936
    Less Credits Earned on Cash Balances....................     1,930
                                                              --------
    Net Expenses............................................   263,083
                                                              --------
NET INVESTMENT INCOME.......................................  $184,856
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $184,856
                                                              ========

 8                                             See Notes to Financial Statements

Statements of Changes in Net Assets

                                                               YEAR ENDED      YEAR ENDED
                                                              JUNE 30, 2003   JUNE 30, 2002
                                                              -----------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $    184,856    $     328,825
Distributions from Net Investment Income....................      (184,856)        (328,825)
                                                              ------------    -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........           -0-              -0-
                                                              ------------    -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................    63,758,963      121,391,801
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................       184,856          328,825
Cost of Shares Repurchased..................................   (71,127,120)    (130,502,791)
                                                              ------------    -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    (7,183,301)      (8,782,165)
                                                              ------------    -------------
TOTAL DECREASE IN NET ASSETS................................    (7,183,301)      (8,782,165)
NET ASSETS:
Beginning of the Period.....................................    39,167,304       47,949,469
                                                              ------------    -------------
End of the Period (Including accumulated undistributed net
  investment income of $1,239 and $0, respectively).........  $ 31,984,003    $  39,167,304
                                                              ============    =============

See Notes to Financial Statements                                              9

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED JUNE 30,
                                                  -----------------------------------------
                                                  2003     2002     2001     2000     1999
                                                  -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $1.00    $1.00    $1.00    $1.00    $1.00
                                                  -----    -----    -----    -----    -----
Net Investment Income...........................    .01      .01      .03      .03      .03
Less Distributions from Net Investment Income...    .01      .01      .03      .03      .03
                                                  -----    -----    -----    -----    -----
NET ASSET VALUE, END OF THE PERIOD..............  $1.00    $1.00    $1.00    $1.00    $1.00
                                                  =====    =====    =====    =====    =====

Total Return* (a)...............................  0.54%    0.94%    3.25%    2.88%    2.55%
Net Assets at End of the Period (In millions)...  $32.0    $39.2    $47.9    $36.3    $33.5
Ratio of Expenses to Average Net Assets* (b)....   .78%     .93%     .82%     .88%     .84%
Ratio of Net Investment Income to Average Net
  Assets*.......................................   .54%     .95%    3.18%    2.84%    2.53%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (b).....  1.28%    1.43%    1.32%    1.38%    1.34%
Ratio of Net Investment Income to Average Net
  Assets........................................   .04%     .45%    2.68%    2.34%    2.03%

(a) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .25%.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% and .02% for the years ended June 30, 2002 and 2001, respectively.

 10                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Free Money Fund (the "Fund") is organized as a Delaware business trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. The Fund commenced investment operations on November 5, 1986.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio investment is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income is recorded on an accrual basis.

C. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

D. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually. Shareholders can elect to receive the cash equivalent of their daily dividends at each month-end.

    The tax character of distributions paid during the years ended June 30, 2003 and 2002 were as follows:

                                                              2003    2002
Distributions paid from:
  Ordinary income...........................................  $820    -0-
                                                              ----    ---
                                                              $820    -0-
                                                              ----    ---

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to expenses which were not deductible for tax purposes totaling $341 was reclassified from accumulated undistributed net investment income to capital. In addition, a permanent difference relating to the Fund's investment in other regulated investment companies totaling $898 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  193
Undistributed long-term capital gain........................     8,703

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post-October losses which are not recognized for tax purposes until the first day of the following fiscal year.

E. EXPENSE REDUCTIONS During the year ended June 30, 2003, the Fund's custody fee was reduced by $1,930 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .500%
Next $500 million...........................................       .475%
Next $500 million...........................................       .425%
Over $1.5 billion...........................................       .375%

    For the year ended June 30, 2003, the Adviser voluntarily waived $170,936 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended June 30, 2003, the Fund recognized expenses of approximately $1,100, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended June 30, 2003, the Fund recognized expenses of approximately $23,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003

"Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended June 30, 2003, the Fund recognized expenses of approximately $36,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $86,449 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At June 30, 2003 and 2002, capital aggregated $31,983,662 and $39,167,304, respectively. Transactions in shares were as follows:

                                                               YEAR ENDED       YEAR ENDED
                                                              JUNE 30, 2003    JUNE 30, 2002
Beginning Shares............................................    39,185,215       47,967,380
                                                               -----------     ------------
Shares Sold.................................................    63,758,963      121,391,801
Shares Issued Through Dividend Reinvestment.................       184,856          328,825
Shares Repurchased..........................................   (71,127,120)    (130,502,791)
                                                               -----------     ------------
Net Change in Shares Outstanding............................    (7,183,301)      (8,782,165)
                                                               -----------     ------------
Ending Shares...............................................    32,001,914       39,185,215
                                                               ===========     ============

4. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts. Annual fees under the Plans of up to .25% of the Fund's average net assets are accrued daily. Included in these fees for the year ended June 30, 2003, are payments retained by Van Kampen of approximately $15,900 and payments made to Morgan Stanley DW, Inc., an affiliate of the Adviser, of approximately $300.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Tax Free Money Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Tax Free Money Fund (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended June 30, 1999 were audited by other auditors whose report dated July 28, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Tax Free Money Fund at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                      -s- Ernst & Young LLP

Chicago, Illinois
August 6, 2003

                                               VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Asian Equity**
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American**
   Worldwide High Income

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Fund Info                                          (COMPUTER ICON)

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us
                                                            (MAIL ICON)

 * Open to new investors for a limited time

** Closed to new investors

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TAX FREE MONEY FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606
INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2003. The Fund designated 99.6% of the income distributions as a tax-exempt income distribution. In January, the Fund will provide tax information to shareholders for the preceding calendar year.

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 16

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             91       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              89       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (64)          Trustee      Trustee     Prior to January 1999,         89       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (62)             Trustee      Trustee     President of CAC, llc., a      91       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            89       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      89       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1993  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (67)            Trustee      Trustee     Prior to 1998, President       91       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            89       Trustee/Director/Managing
423 Country Club Drive                     since 1986  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (62)     Trustee      Trustee     President Emeritus and         91       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           89       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 General Partner of funds
Room 285                                               Academy of                              in the Fund Complex.
Washington, D.C. 20418                                 Sciences/National                       Director of Neurogen
                                                       Research Council, an                    Corporation, a
                                                       independent, federally                  pharmaceutical company,
                                                       chartered policy                        since January 1998.
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001. Director of
                                                       the Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee and  Trustee     President of funds in the      89       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 1999  Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                                     President, Chief                        in the Fund Complex.
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           91       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        91       Trustee/Director/Managing
333 West Wacker Drive                      since 1986  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                   since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                        December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                 Investments and President and Chief Operations Officer of
                                                                  the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                  Executive Vice President and Chief Investment Officer of
                                                                  funds in the Fund Complex. Prior to May 2001, Managing
                                                                  Director and Chief Investment Officer of Van Kampen
                                                                  Investments, and Managing Director and President of the
                                                                  Advisers and Van Kampen Advisors Inc. Prior to December
                                                                  2000, Executive Vice President and Chief Investment Officer
                                                                  of Van Kampen Investments, and President and Chief Operating
                                                                  Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                  President and Chief Investment Officer for Equity
                                                                  Investments of the Advisers. Prior to October 1998, Vice
                                                                  President and Senior Portfolio Manager with AIM Capital
                                                                  Management, Inc. Prior to February 1998, Senior Vice
                                                                  President and Portfolio Manager of Van Kampen American
                                                                  Capital Asset Management, Inc., Van Kampen American Capital
                                                                  Investment Advisory Corp. and Van Kampen American Capital
                                                                  Management, Inc.

Stefanie V. Chang (36)       Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                           since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                  Director of Morgan Stanley Trust for over 5 years. Executive
                                                                  Vice President and Chief Investment Officer of funds in the
                                                                  Fund Complex. Managing Director and Chief Investment Officer
                                                                  of Van Kampen Investments, the Advisers and Van Kampen
                                                                  Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                      since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                     Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                        the Fixed Income Department of the Advisers and Van Kampen
                                                                  Advisors Inc. Prior to December 2000, Senior Vice President
                                                                  of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                  2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                  President of the government securities bond group for Asset
                                                                  Management.

                                                       TERM OF
                                                      OFFICE AND
                                   POSITION(S)        LENGTH OF
NAME, AGE AND                       HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                             Officer                              and Managing Director of Morgan Stanley Investment
                                                                  Management Inc. Managing Director of Morgan Stanley.
                                                                  Managing Director and Director of Morgan Stanley Investment
                                                                  Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                  Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                  President of the Morgan Stanley Funds.

A. Thomas Smith III (46)     Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary                since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                  Investor Services and certain other subsidiaries of Van
                                                                  Kampen Investments. Managing Director and General
                                                                  Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                  Inc. Vice President and Secretary of funds in the Fund
                                                                  Complex. Prior to July 2001, Managing Director, General
                                                                  Counsel, Secretary and Director of Van Kampen Investments,
                                                                  the Advisers, the Distributor, Investor Services, and
                                                                  certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                  Secretary and Director of Van Kampen Investments, the
                                                                  Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                  Investor Services and certain other subsidiaries of Van
                                                                  Kampen Investments. Prior to January 1999, Vice President
                                                                  and Associate General Counsel to New York Life Insurance
                                                                  Company ("New York Life"), and prior to March 1997,
                                                                  Associate General Counsel of New York Life. Prior to
                                                                  December 1993, Assistant General Counsel of The Dreyfus
                                                                  Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                  Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                  the Securities and Exchange Commission, Division of
                                                                  Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Financial Officer and    since 1989  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                        Chief Financial Officer and Treasurer of funds in the Fund
                                                                  Complex. Head of Fund Accounting for Morgan Stanley
                                                                  Investment Management. Prior to December 2002, Executive
                                                                  Director of Van Kampen Investments, the Advisers and Van
                                                                  Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 188
                                                 TFMM ANR 8/03 11608H03-AP-8/03

Item 2.  Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3.  Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen Tax Free Money Fund
            --------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003